Leases - Schedule of undiscounted future minimum lease payments (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Thousands	Dec. 31, 2026	Dec. 31, 2025
Leases [Line Items]
2026	$ 1,504
2027	1,025
2028	955
2029	941
2030	$ 576
Thereafter		$ 1,605
Total lease payments		6,606
Less: Present value adjustment		1,456
Present value of lease liabilities		$ 5,150